ACQUISITIONS (Acquisition of Steel Media) (Details) - USD ($)			12 Months Ended
	Dec. 19, 2015	Oct. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Oct. 30, 2015	Dec. 31, 2013
Business Acquisition [Line Items]
Cash payment				$ 2,000,000
Earnout consideration			$ 7,585,435	$ 6,732,123
Five Delta Inc [Member]
Business Acquisition [Line Items]
Ownership acquired (as a percent)	100.00%
Purchase consideration	$ 756,000
Five Delta Inc [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Escrow shares	300,000
Steel Media [Member]
Business Acquisition [Line Items]
Ownership acquired (as a percent)		100.00%
Cash payment		$ 7,500,000
Cash payment held in escrow		2,000,000
Earnout consideration			6,732,123
Present Value of earnout consideration		6,584,042	6,584,042		$ 6,584,042
Acquisition price		$ 18,584,042
Period of earnout consideration payment		2 years
Percentage of earnout consideration		100.00%
Steel Media [Member] | Contingent Consideration Payable [Member]
Business Acquisition [Line Items]
Earnout consideration			$ 6,732,123
Steel Media [Member] | Senior Subordinated Notes [Member]
Business Acquisition [Line Items]
Notes term		1 year
Notes issued		$ 2,500,000
Interest rate (as a percent)		5.00%
Notice period for prepayment of debt		5 days
Steel Media [Member] | Maximum [Member]
Business Acquisition [Line Items]
Purchase consideration		$ 20,000,000
Earnout consideration		$ 8,000,000
Steel Media [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Percentage of earnout consideration to be paid in shares		60.00%
Period when registration rights can be exercised		180 days
Steel Media [Member] | Common Class A [Member] | Senior Subordinated Notes [Member]
Business Acquisition [Line Items]
Escrow shares		2,386,863